Financial results (Details 1) - R$ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
U S Dollar Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	5.5024	6.1923
Closing foreign exchange rate variations	(11.14%)
Average foreign exchange rate	5.5855	5.3920	4.9953
Average foreign exchange rate variations	3.59%	7.94%
Euro Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	6.4692	6.4363
Closing foreign exchange rate variations	0.51%
Average foreign exchange rate	6.3095	5.8340	5.4023
Average foreign exchange rate variations	8.15%	7.99%
Mexican Peso Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	0.3064	0.2986
Closing foreign exchange rate variations	2.61%
Average foreign exchange rate	0.2913	0.2940	0.2816
Average foreign exchange rate variations	(0.91%)	4.41%
U S Dollar Mexican Peso [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	17.9709	20.7505
Closing foreign exchange rate variations	(13.40%)
Average foreign exchange rate	19.1930	18.1605	17.7913
Average foreign exchange rate variations	5.69%	2.08%
U S Dollar Euro [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	0.8506	0.9621
Closing foreign exchange rate variations	(11.59%)
Average foreign exchange rate	0.8857	0.9242	0.9246
Average foreign exchange rate variations	(4.17%)	(0.05%)